Trade Payables (Schedule of Trade Payables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Notes	¥ 68,140	¥ 81,002
Accounts	284,349	299,652
Trade payables (Note 10)	¥ 352,489	¥ 380,654